Note 4 - Fair Value and Marketable Securities (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 28, 2014 USD ($)	Dec. 31, 2014	Dec. 31, 2013 USD ($)
Note 4 - Fair Value and Marketable Securities (Details) [Line Items]
Number Of Publicly Held Debt Of Default Insurers			2
Other Income [Member]
Note 4 - Fair Value and Marketable Securities (Details) [Line Items]
Gain (Loss) on Sale of Equity Investments	$ 1,728
Auction Rate Securities [Member] | Other Income [Member]
Note 4 - Fair Value and Marketable Securities (Details) [Line Items]
Proceeds from Sale of Available-for-sale Securities, Debt			$ 6,739
Gain (Loss) on Sale of Debt Investments			$ 1,684
Fair Value, Inputs, Level 2 [Member]
Note 4 - Fair Value and Marketable Securities (Details) [Line Items]
Auction Rate Securities Redeemed			2
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Note 4 - Fair Value and Marketable Securities (Details) [Line Items]
Proceeds from Sale of Available-for-sale Securities, Debt	2,960
Fair Value, Inputs, Level 3 [Member]
Note 4 - Fair Value and Marketable Securities (Details) [Line Items]
Auction Rate Securities Redeemed			1
Fair Value, Inputs, Level 3 [Member] | Preferred Equity Securities [Member]
Note 4 - Fair Value and Marketable Securities (Details) [Line Items]
Proceeds from Sale of Available-for-sale Securities, Equity	$ 568
Minimum [Member]
Note 4 - Fair Value and Marketable Securities (Details) [Line Items]
Available-for-Sale Debt Securities, Contractual Maturities		10 years